Derivative instruments (Tables)	3 Months Ended
Jun. 30, 2020
Derivative financial instruments
Derivative [Line Items]
Disclosure Of Financial Assets Explanatory
As of 30.6.20, USD billion	Derivativefinancialassets	Notional valuesrelated to derivativefinancial assets[3]	Derivativefinancialliabilities	Notional valuesrelated to derivativefinancial liabilities[3]	Othernotionalvalues[4]
Derivative financial instruments[1,2]
Interest rate contracts	55.5	910	49.9	887	11,797
Credit derivative contracts	1.9	66	2.7	68	0
Foreign exchange contracts	53.8	2,971	54.9	2,818	2
Equity / index contracts	37.0	376	41.1	474	105
Commodity contracts	3.3	66	3.1	58	11
Unsettled purchases of non-derivative financial instruments[5]	0.3	32	0.2	12
Unsettled sales of non-derivative financial instruments[5]	0.2	31	0.4	18
Total derivative financial instruments, based on IFRS netting[6]	152.0	4,451	152.3	4,334	11,914
Further netting potential not recognized on the balance sheet[7]	(138.1)		(134.3)
of which: netting of recognized financial liabilities / assets	(112.3)		(112.3)
of which: netting with collateral received / pledged	(25.8)		(21.9)
Total derivative financial instruments, after consideration of further netting potential	13.9		18.0

As of 31.3.20, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	55.8	971	50.7	924	12,095
Credit derivative contracts	2.2	81	2.9	68	0
Foreign exchange contracts	94.7	3,413	93.2	3,221	2
Equity / index contracts	55.3	422	55.5	487	111
Commodity contracts	3.9	73	3.4	70	11
Unsettled purchases of non-derivative financial instruments[5]	0.4	38	0.4	16
Unsettled sales of non-derivative financial instruments[5]	0.5	39	0.5	22
Total derivative financial instruments, based on IFRS netting[6]	213.0	5,037	206.7	4,807	12,219
Further netting potential not recognized on the balance sheet[7]	(193.2)		(186.6)
of which: netting of recognized financial liabilities / assets	(160.7)		(160.7)
of which: netting with collateral received / pledged	(32.5)		(25.9)
Total derivative financial instruments, after consideration of further netting potential	19.8		20.1

As of 31.12.19, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	42.6	1,007	36.6	961	11,999
Credit derivative contracts	2.0	70	3.0	70	0
Foreign exchange contracts	52.5	3,174	54.0	2,994	1
Equity / index contracts	22.8	420	25.5	534	122
Commodity contracts	1.8	56	1.7	60	13
Unsettled purchases of non-derivative financial instruments[5]	0.1	17	0.1	7
Unsettled sales of non-derivative financial instruments[5]	0.1	15	0.1	10
Total derivative financial instruments, based on IFRS netting[6]	121.8	4,759	120.9	4,635	12,135
Further netting potential not recognized on the balance sheet[7]	(110.7)		(106.1)
of which: netting of recognized financial liabilities / assets	(89.3)		(89.3)
of which: netting with collateral received / pledged	(21.4)		(16.8)
Total derivative financial instruments, after consideration of further netting potential	11.1		14.8
1 Derivative financial liabilities as of 30 June 2020 include USD 35 million related to derivative loan commitments (31 March 2020: USD 43 million; 31 December 2019: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 16, under Loan commitments. 2 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material for any periods presented. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 16, under Forward starting transactions. 3 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis. 4 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for any periods presented. 5 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 6 Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 7 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

Disclosure Of Financial Liabilities Explanatory
As of 30.6.20, USD billion	Derivativefinancialassets	Notional valuesrelated to derivativefinancial assets[3]	Derivativefinancialliabilities	Notional valuesrelated to derivativefinancial liabilities[3]	Othernotionalvalues[4]
Derivative financial instruments[1,2]
Interest rate contracts	55.5	910	49.9	887	11,797
Credit derivative contracts	1.9	66	2.7	68	0
Foreign exchange contracts	53.8	2,971	54.9	2,818	2
Equity / index contracts	37.0	376	41.1	474	105
Commodity contracts	3.3	66	3.1	58	11
Unsettled purchases of non-derivative financial instruments[5]	0.3	32	0.2	12
Unsettled sales of non-derivative financial instruments[5]	0.2	31	0.4	18
Total derivative financial instruments, based on IFRS netting[6]	152.0	4,451	152.3	4,334	11,914
Further netting potential not recognized on the balance sheet[7]	(138.1)		(134.3)
of which: netting of recognized financial liabilities / assets	(112.3)		(112.3)
of which: netting with collateral received / pledged	(25.8)		(21.9)
Total derivative financial instruments, after consideration of further netting potential	13.9		18.0

As of 31.3.20, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	55.8	971	50.7	924	12,095
Credit derivative contracts	2.2	81	2.9	68	0
Foreign exchange contracts	94.7	3,413	93.2	3,221	2
Equity / index contracts	55.3	422	55.5	487	111
Commodity contracts	3.9	73	3.4	70	11
Unsettled purchases of non-derivative financial instruments[5]	0.4	38	0.4	16
Unsettled sales of non-derivative financial instruments[5]	0.5	39	0.5	22
Total derivative financial instruments, based on IFRS netting[6]	213.0	5,037	206.7	4,807	12,219
Further netting potential not recognized on the balance sheet[7]	(193.2)		(186.6)
of which: netting of recognized financial liabilities / assets	(160.7)		(160.7)
of which: netting with collateral received / pledged	(32.5)		(25.9)
Total derivative financial instruments, after consideration of further netting potential	19.8		20.1

As of 31.12.19, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	42.6	1,007	36.6	961	11,999
Credit derivative contracts	2.0	70	3.0	70	0
Foreign exchange contracts	52.5	3,174	54.0	2,994	1
Equity / index contracts	22.8	420	25.5	534	122
Commodity contracts	1.8	56	1.7	60	13
Unsettled purchases of non-derivative financial instruments[5]	0.1	17	0.1	7
Unsettled sales of non-derivative financial instruments[5]	0.1	15	0.1	10
Total derivative financial instruments, based on IFRS netting[6]	121.8	4,759	120.9	4,635	12,135
Further netting potential not recognized on the balance sheet[7]	(110.7)		(106.1)
of which: netting of recognized financial liabilities / assets	(89.3)		(89.3)
of which: netting with collateral received / pledged	(21.4)		(16.8)
Total derivative financial instruments, after consideration of further netting potential	11.1		14.8
1 Derivative financial liabilities as of 30 June 2020 include USD 35 million related to derivative loan commitments (31 March 2020: USD 43 million; 31 December 2019: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 16, under Loan commitments. 2 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material for any periods presented. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 16, under Forward starting transactions. 3 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis. 4 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for any periods presented. 5 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 6 Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 7 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

Disclosure Of Offsetting Of Financial Assets Explanatory
As of 30.6.20, USD billion	Derivativefinancialassets	Notional valuesrelated to derivativefinancial assets[3]	Derivativefinancialliabilities	Notional valuesrelated to derivativefinancial liabilities[3]	Othernotionalvalues[4]
Derivative financial instruments[1,2]
Interest rate contracts	55.5	910	49.9	887	11,797
Credit derivative contracts	1.9	66	2.7	68	0
Foreign exchange contracts	53.8	2,971	54.9	2,818	2
Equity / index contracts	37.0	376	41.1	474	105
Commodity contracts	3.3	66	3.1	58	11
Unsettled purchases of non-derivative financial instruments[5]	0.3	32	0.2	12
Unsettled sales of non-derivative financial instruments[5]	0.2	31	0.4	18
Total derivative financial instruments, based on IFRS netting[6]	152.0	4,451	152.3	4,334	11,914
Further netting potential not recognized on the balance sheet[7]	(138.1)		(134.3)
of which: netting of recognized financial liabilities / assets	(112.3)		(112.3)
of which: netting with collateral received / pledged	(25.8)		(21.9)
Total derivative financial instruments, after consideration of further netting potential	13.9		18.0

As of 31.3.20, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	55.8	971	50.7	924	12,095
Credit derivative contracts	2.2	81	2.9	68	0
Foreign exchange contracts	94.7	3,413	93.2	3,221	2
Equity / index contracts	55.3	422	55.5	487	111
Commodity contracts	3.9	73	3.4	70	11
Unsettled purchases of non-derivative financial instruments[5]	0.4	38	0.4	16
Unsettled sales of non-derivative financial instruments[5]	0.5	39	0.5	22
Total derivative financial instruments, based on IFRS netting[6]	213.0	5,037	206.7	4,807	12,219
Further netting potential not recognized on the balance sheet[7]	(193.2)		(186.6)
of which: netting of recognized financial liabilities / assets	(160.7)		(160.7)
of which: netting with collateral received / pledged	(32.5)		(25.9)
Total derivative financial instruments, after consideration of further netting potential	19.8		20.1

As of 31.12.19, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	42.6	1,007	36.6	961	11,999
Credit derivative contracts	2.0	70	3.0	70	0
Foreign exchange contracts	52.5	3,174	54.0	2,994	1
Equity / index contracts	22.8	420	25.5	534	122
Commodity contracts	1.8	56	1.7	60	13
Unsettled purchases of non-derivative financial instruments[5]	0.1	17	0.1	7
Unsettled sales of non-derivative financial instruments[5]	0.1	15	0.1	10
Total derivative financial instruments, based on IFRS netting[6]	121.8	4,759	120.9	4,635	12,135
Further netting potential not recognized on the balance sheet[7]	(110.7)		(106.1)
of which: netting of recognized financial liabilities / assets	(89.3)		(89.3)
of which: netting with collateral received / pledged	(21.4)		(16.8)
Total derivative financial instruments, after consideration of further netting potential	11.1		14.8
1 Derivative financial liabilities as of 30 June 2020 include USD 35 million related to derivative loan commitments (31 March 2020: USD 43 million; 31 December 2019: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 16, under Loan commitments. 2 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material for any periods presented. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 16, under Forward starting transactions. 3 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis. 4 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for any periods presented. 5 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 6 Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 7 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
As of 30.6.20, USD billion	Derivativefinancialassets	Notional valuesrelated to derivativefinancial assets[3]	Derivativefinancialliabilities	Notional valuesrelated to derivativefinancial liabilities[3]	Othernotionalvalues[4]
Derivative financial instruments[1,2]
Interest rate contracts	55.5	910	49.9	887	11,797
Credit derivative contracts	1.9	66	2.7	68	0
Foreign exchange contracts	53.8	2,971	54.9	2,818	2
Equity / index contracts	37.0	376	41.1	474	105
Commodity contracts	3.3	66	3.1	58	11
Unsettled purchases of non-derivative financial instruments[5]	0.3	32	0.2	12
Unsettled sales of non-derivative financial instruments[5]	0.2	31	0.4	18
Total derivative financial instruments, based on IFRS netting[6]	152.0	4,451	152.3	4,334	11,914
Further netting potential not recognized on the balance sheet[7]	(138.1)		(134.3)
of which: netting of recognized financial liabilities / assets	(112.3)		(112.3)
of which: netting with collateral received / pledged	(25.8)		(21.9)
Total derivative financial instruments, after consideration of further netting potential	13.9		18.0

As of 31.3.20, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	55.8	971	50.7	924	12,095
Credit derivative contracts	2.2	81	2.9	68	0
Foreign exchange contracts	94.7	3,413	93.2	3,221	2
Equity / index contracts	55.3	422	55.5	487	111
Commodity contracts	3.9	73	3.4	70	11
Unsettled purchases of non-derivative financial instruments[5]	0.4	38	0.4	16
Unsettled sales of non-derivative financial instruments[5]	0.5	39	0.5	22
Total derivative financial instruments, based on IFRS netting[6]	213.0	5,037	206.7	4,807	12,219
Further netting potential not recognized on the balance sheet[7]	(193.2)		(186.6)
of which: netting of recognized financial liabilities / assets	(160.7)		(160.7)
of which: netting with collateral received / pledged	(32.5)		(25.9)
Total derivative financial instruments, after consideration of further netting potential	19.8		20.1

As of 31.12.19, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	42.6	1,007	36.6	961	11,999
Credit derivative contracts	2.0	70	3.0	70	0
Foreign exchange contracts	52.5	3,174	54.0	2,994	1
Equity / index contracts	22.8	420	25.5	534	122
Commodity contracts	1.8	56	1.7	60	13
Unsettled purchases of non-derivative financial instruments[5]	0.1	17	0.1	7
Unsettled sales of non-derivative financial instruments[5]	0.1	15	0.1	10
Total derivative financial instruments, based on IFRS netting[6]	121.8	4,759	120.9	4,635	12,135
Further netting potential not recognized on the balance sheet[7]	(110.7)		(106.1)
of which: netting of recognized financial liabilities / assets	(89.3)		(89.3)
of which: netting with collateral received / pledged	(21.4)		(16.8)
Total derivative financial instruments, after consideration of further netting potential	11.1		14.8
1 Derivative financial liabilities as of 30 June 2020 include USD 35 million related to derivative loan commitments (31 March 2020: USD 43 million; 31 December 2019: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 16, under Loan commitments. 2 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material for any periods presented. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 16, under Forward starting transactions. 3 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis. 4 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for any periods presented. 5 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 6 Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 7 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

Cash collateral receivables on derivative instruments
Derivative [Line Items]
Disclosure Of Offsetting Of Financial Assets Explanatory
USD billion	Receivables30.6.20	Payables30.6.20	Receivables31.3.20	Payables31.3.20	Receivables31.12.19	Payables31.12.19
Cash collateral on derivative instruments, based on IFRS netting[1]	30.8	36.9	39.5	45.6	23.3	31.4
Further netting potential not recognized on the balance sheet[2]	(18.0)	(20.1)	(21.7)	(24.2)	(14.4)	(18.1)
of which: netting of recognized financial liabilities / assets	(16.7)	(18.3)	(19.6)	(21.8)	(13.3)	(16.5)
of which: netting with collateral received / pledged	(1.3)	(1.8)	(2.1)	(2.4)	(1.1)	(1.7)
Cash collateral on derivative instruments, after consideration of further netting potential	12.8	16.8	17.9	21.5	8.9	13.3
1 Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS AG or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 2 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
USD billion	Receivables30.6.20	Payables30.6.20	Receivables31.3.20	Payables31.3.20	Receivables31.12.19	Payables31.12.19
Cash collateral on derivative instruments, based on IFRS netting[1]	30.8	36.9	39.5	45.6	23.3	31.4
Further netting potential not recognized on the balance sheet[2]	(18.0)	(20.1)	(21.7)	(24.2)	(14.4)	(18.1)
of which: netting of recognized financial liabilities / assets	(16.7)	(18.3)	(19.6)	(21.8)	(13.3)	(16.5)
of which: netting with collateral received / pledged	(1.3)	(1.8)	(2.1)	(2.4)	(1.1)	(1.7)
Cash collateral on derivative instruments, after consideration of further netting potential	12.8	16.8	17.9	21.5	8.9	13.3
1 Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS AG or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 2 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

Cash collateral payables on derivative instruments
Derivative [Line Items]
Disclosure Of Offsetting Of Financial Assets Explanatory
USD billion	Receivables30.6.20	Payables30.6.20	Receivables31.3.20	Payables31.3.20	Receivables31.12.19	Payables31.12.19
Cash collateral on derivative instruments, based on IFRS netting[1]	30.8	36.9	39.5	45.6	23.3	31.4
Further netting potential not recognized on the balance sheet[2]	(18.0)	(20.1)	(21.7)	(24.2)	(14.4)	(18.1)
of which: netting of recognized financial liabilities / assets	(16.7)	(18.3)	(19.6)	(21.8)	(13.3)	(16.5)
of which: netting with collateral received / pledged	(1.3)	(1.8)	(2.1)	(2.4)	(1.1)	(1.7)
Cash collateral on derivative instruments, after consideration of further netting potential	12.8	16.8	17.9	21.5	8.9	13.3
1 Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS AG or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 2 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
USD billion	Receivables30.6.20	Payables30.6.20	Receivables31.3.20	Payables31.3.20	Receivables31.12.19	Payables31.12.19
Cash collateral on derivative instruments, based on IFRS netting[1]	30.8	36.9	39.5	45.6	23.3	31.4
Further netting potential not recognized on the balance sheet[2]	(18.0)	(20.1)	(21.7)	(24.2)	(14.4)	(18.1)
of which: netting of recognized financial liabilities / assets	(16.7)	(18.3)	(19.6)	(21.8)	(13.3)	(16.5)
of which: netting with collateral received / pledged	(1.3)	(1.8)	(2.1)	(2.4)	(1.1)	(1.7)
Cash collateral on derivative instruments, after consideration of further netting potential	12.8	16.8	17.9	21.5	8.9	13.3
1 Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS AG or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 2 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.